Note 23 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
Year ended December 31
2020	$182,684
2021	8,126
2022	1,179
2023	-
2024	-
$191,989